Capital and financial risk management - Net financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 246	€ 2,205
Amounts presented in balance sheet	246	2,205
Cash collateral	(352)	(2,270)
Net amount	(106)	(65)
Derivative financial assets and liabilities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	(2,383)	(2,077)
Amounts presented in balance sheet	(2,383)	(2,077)
Right of set off with derivative counterparties	1,467	1,505
Cash collateral	718	384
Net amount	(198)	(188)
Derivative financial assets and liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	2,629	4,282
Amounts presented in balance sheet	2,629	4,282
Right of set off with derivative counterparties	(1,467)	(1,505)
Cash collateral	(1,070)	(2,654)
Net amount	€ 92	€ 123